Income Taxes (Tables)	12 Months Ended
Apr. 30, 2014
Income Tax Disclosure [Abstract]
Income (loss) before income taxes

	Year Ended April 30,
	2014	2013	2012
Domestic	$827.4	$791.9	$706.4
Foreign	22.3	25.4	(5.2)

Income before income taxes	$849.7	$817.3	$701.2

Components of the provision for income taxes

	Year Ended April 30,
	2014	2013	2012
Current:
Federal	$265.4	$262.1	$228.2
Foreign	4.2	6.1	6.8
State and local	22.9	20.5	23.7
Deferred:
Federal	(13.9)	(15.6)	(10.2)
Foreign	2.4	0.9	(6.9)
State and local	3.5	(0.9)	(0.1)

Total income tax expense	$284.5	$273.1	$241.5

Reconciliation of the statutory federal income tax rate and the effective income tax rate

	Year Ended April 30,
Percent of Pretax Income	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.9	1.8	2.3
Domestic manufacturing deduction	(3.0)	(3.1)	(3.1)
Other items – net	(0.4)	(0.3)	0.2

Effective income tax rate	33.5%	33.4%	34.4%

Income taxes paid	$294.4	$279.2	$257.8

Deferred tax assets and liabilities

	April 30,
	2014	2013
Deferred tax liabilities:
Intangible assets	$1,028.7	$1,019.6
Property, plant, and equipment	94.5	94.4
Other	19.4	9.4

Total deferred tax liabilities	$1,142.6	$1,123.4

Deferred tax assets:
Post-employment and other employee benefits	$103.3	$116.3
Intangible assets	7.6	5.4
Other	29.8	39.2

Total deferred tax assets	$140.7	$160.9

Net deferred tax liability	$1,001.9	$962.5

Reconciliation of unrecognized tax benefits

	2014	2013	2012
Balance at May 1,	$29.7	$24.0	$20.3
Increases:
Current year tax positions	5.1	4.8	3.6
Prior year tax positions	0.1	2.5	2.1
Foreign currency translation	—	—	0.2
Decreases:
Prior year tax positions	1.6	0.2	—
Settlement with tax authorities	1.5	1.0	0.3
Expiration of statute of limitations periods	2.7	0.4	1.9

Balance at April 30,	$29.1	$29.7	$24.0